Impaired Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's recorded investments in impaired loans and the related valuation allowances
Recorded Investment, Total	$ 82,901	$ 100,137
Unpaid Principal Balance, Total	93,023	110,211
Related Valuation Allowance, Total	7,269	6,979
Average Recorded Investment, Total	96,439	119,528	149,058
Interest Income Recognized, Total	3,054	3,541
Construction and land development [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	1,128	1,616
With No Related Allowance, Unpaid Principal Balance	1,608	2,431
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	1,399	2,527
With No Related Allowance, Interest Income Recognized	5	14
With Related Allowance, Recorded Investment	2,897	3,777
With Related Allowance, Unpaid Principal Balance	2,941	4,131
With Related Allowance, Related Valuation Allowance	230	375
With Related Allowance, Average Recorded Investment	3,539	13,699
With Related Allowance, Interest Income Recognized	127	153
Recorded Investment, Total	4,025	5,393
Unpaid Principal Balance, Total	4,549	6,562
Related Valuation Allowance, Total	230	375
Average Recorded Investment, Total	4,938	16,226
Interest Income Recognized, Total	132	167
Commercial real estate [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	12,357	19,101
With No Related Allowance, Unpaid Principal Balance	14,337	22,219
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	12,103	21,221
With No Related Allowance, Interest Income Recognized	433	425
With Related Allowance, Recorded Investment	26,130	39,199
With Related Allowance, Unpaid Principal Balance	26,648	39,824
With Related Allowance, Related Valuation Allowance	2,264	3,385
With Related Allowance, Average Recorded Investment	39,527	44,369
With Related Allowance, Interest Income Recognized	1,304	1,843
Recorded Investment, Total	38,487	58,300
Unpaid Principal Balance, Total	40,985	62,043
Related Valuation Allowance, Total	2,264	3,385
Average Recorded Investment, Total	51,630	65,590
Interest Income Recognized, Total	1,737	2,268
Residential real estate [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	15,463	9,128
With No Related Allowance, Unpaid Principal Balance	22,022	13,442
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	12,019	8,752
With No Related Allowance, Interest Income Recognized	455	155
With Related Allowance, Recorded Investment	24,256	26,140
With Related Allowance, Unpaid Principal Balance	24,752	26,940
With Related Allowance, Related Valuation Allowance	4,700	3,099
With Related Allowance, Average Recorded Investment	26,795	26,869
With Related Allowance, Interest Income Recognized	696	913
Recorded Investment, Total	39,719	35,268
Unpaid Principal Balance, Total	46,774	40,382
Related Valuation Allowance, Total	4,700	3,099
Average Recorded Investment, Total	38,814	35,621
Interest Income Recognized, Total	1,151	1,068
Commercial and financial [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	0	16
With No Related Allowance, Unpaid Principal Balance	0	16
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	7	774
With No Related Allowance, Interest Income Recognized	0	2
With Related Allowance, Recorded Investment	0	101
With Related Allowance, Unpaid Principal Balance	0	101
With Related Allowance, Related Valuation Allowance	0	8
With Related Allowance, Average Recorded Investment	34	154
With Related Allowance, Interest Income Recognized	0	3
Recorded Investment, Total	0	117
Unpaid Principal Balance, Total	0	117
Related Valuation Allowance, Total	0	8
Average Recorded Investment, Total	41	928
Interest Income Recognized, Total	0	5
Consumer [Member]
Company's recorded investments in impaired loans and the related valuation allowances
With No Related Allowance, Recorded Investment	223	481
With No Related Allowance, Unpaid Principal Balance	255	523
With No Related Allowance, Related Valuation Allowance	0	0
With No Related Allowance, Average Recorded Investment	431	417
With No Related Allowance, Interest Income Recognized	12	2
With Related Allowance, Recorded Investment	447	578
With Related Allowance, Unpaid Principal Balance	460	584
With Related Allowance, Related Valuation Allowance	76	112
With Related Allowance, Average Recorded Investment	585	746
With Related Allowance, Interest Income Recognized	22	31
Recorded Investment, Total	670	1,059
Unpaid Principal Balance, Total	715	1,107
Related Valuation Allowance, Total	75	112
Average Recorded Investment, Total	1,016	1,163
Interest Income Recognized, Total	$ 34	$ 33